Equity - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended	8 Months Ended	9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2026	Aug. 25, 2026	Sep. 05, 2025
Disclosure of classes of share capital [line items]
Number of shares repurchase under normal course issuer bid (in shares)					30,000,000
Common Shares for Cancellation
Disclosure of classes of share capital [line items]
Number of shares repurchase under normal course issuer bid (in shares)				25,000,000
Dividends per common share | Normal Course Issuer Bid
Disclosure of classes of share capital [line items]
Share repurchase program number of shares repurchased (in shares)	3,800,000	21,600,000	15,800,000
Share repurchase program price per share (in canadian dollars per share)	$ 239.37		$ 198.60
Share repurchase program authorized amount	$ 922		$ 3,193